SEGMENTED INFORMATION - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
SEGMENTED INFORMATION
Balance at the beginning	$ 2,044,123
Balance at the Ending	4,157,672
Detour
SEGMENTED INFORMATION
Balance at the beginning	1,215,444
Balance at the Ending	1,215,444
Macassa
SEGMENTED INFORMATION
Balance at the beginning	420,887
Balance at the Ending	0
Canadian Malartic complex
SEGMENTED INFORMATION
Balance at the beginning	347,792
Balance at the Ending	2,882,228
Exploration
SEGMENTED INFORMATION
Balance at the beginning	60,000
Balance at the Ending	60,000
Cost
SEGMENTED INFORMATION
Balance at the beginning	2,294,123
Derecognition of previously held interest in joint operation	(597,792)
Acquisition	2,882,228
Balance at the Ending	4,578,559
Cost | Detour
SEGMENTED INFORMATION
Balance at the beginning	1,215,444
Balance at the Ending	1,215,444
Cost | Macassa
SEGMENTED INFORMATION
Balance at the beginning	420,887
Balance at the Ending	420,887
Cost | Canadian Malartic complex
SEGMENTED INFORMATION
Balance at the beginning	597,792
Derecognition of previously held interest in joint operation	(597,792)
Acquisition	2,882,228
Balance at the Ending	2,882,228
Cost | Exploration
SEGMENTED INFORMATION
Balance at the beginning	60,000
Balance at the Ending	60,000
Accumulated impairment
SEGMENTED INFORMATION
Balance at the beginning	(250,000)
Derecognition of previously held interest in joint operation	250,000
Impairment of goodwill	(420,887)
Balance at the Ending	(420,887)
Accumulated impairment | Macassa
SEGMENTED INFORMATION
Impairment of goodwill	(420,887)
Balance at the Ending	(420,887)
Accumulated impairment | Canadian Malartic complex
SEGMENTED INFORMATION
Balance at the beginning	(250,000)
Derecognition of previously held interest in joint operation	$ 250,000